Note 9 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of period	$ 166,364	$ (315,110)
Total gains	96,401	105,709
Purchases	137,420	207,531
Sales	(71,012)	(64,464)
Settlements	(159,828)	232,698
Balance, end of period	$ 169,345	$ 166,364